Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2014-C18
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46641JAS5	1.254300%	52,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641JAT3	2.878500%	85,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641JAU0	3.577800%	23,484,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46641JAV8	3.793800%	87,500,000.00	60,805,558.06	0.00	192,236.77	0.00	0.00	192,236.77	60,805,558.06	38.18%	30.00%
A-4A2	46641JAA4	3.793800%	87,500,000.00	60,805,558.06	0.00	192,236.77	0.00	0.00	192,236.77	60,805,558.06	38.18%	30.00%
A-5	46641JAW6	4.079300%	267,029,000.00	267,029,000.00	0.00	907,742.83	0.00	0.00	907,742.83	267,029,000.00	38.18%	30.00%
A-SB	46641JAX4	3.565900%	67,360,000.00	30,347,888.11	1,131,211.13	90,181.28	0.00	0.00	1,221,392.41	29,216,676.98	38.18%	30.00%
A-S	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	0.00	203,665.16	0.00	0.00	203,665.16	55,062,000.00	30.04%	24.25%
B	46641JBB1	4.956357%	69,426,000.00	69,426,000.00	0.00	286,750.02	0.00	0.00	286,750.02	69,426,000.00	19.76%	17.00%
C	46641JBC9	4.956357%	37,107,000.00	37,107,000.00	0.00	153,262.94	0.00	0.00	153,262.94	37,107,000.00	14.28%	13.12%
D	46641JAE6	4.956357%	56,259,000.00	56,259,000.00	0.00	232,366.39	0.00	0.00	232,366.39	56,259,000.00	5.95%	7.25%
E	46641JAG1	4.456357%	19,152,000.00	19,152,000.00	0.00	71,123.45	0.00	0.00	71,123.45	19,152,000.00	3.12%	5.25%
F	46641JAJ5	3.705000%	11,970,000.00	11,970,000.00	0.00	23,950.85	0.00	0.00	23,950.85	11,970,000.00	1.35%	4.00%
NR	46641JAL0	3.705000%	38,303,883.00	9,111,861.20	0.00	0.00	0.00	0.00	0.00	9,111,861.20	0.00%	0.00%
Z	46641JAQ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46641JAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			957,599,984.01	677,075,865.43	1,131,211.13	2,353,516.46	0.00	0.00	3,484,727.59	675,944,654.30

Notional Certificates
X-A	46641JAY2	0.941431%	725,382,000.00	474,050,004.23	0.00	371,904.61	0.00	0.00	371,904.61	472,918,793.10
X-C	46641JAC0	0.893698%	69,425,883.00	40,233,861.20	0.00	29,964.11	0.00	0.00	29,964.11	40,233,861.20
Notional SubTotal			794,807,883.00	514,283,865.43	0.00	401,868.72	0.00	0.00	401,868.72	513,152,654.30

Deal Distribution Total					1,131,211.13	2,755,385.18	0.00	0.00	3,886,596.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641JAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46641JAV8	694.92066354	0.00000000	2.19699166	0.00000000	0.00000000	0.00000000	0.00000000	2.19699166	694.92066354
A-4A2	46641JAA4	694.92066354	0.00000000	2.19699166	0.00000000	0.00000000	0.00000000	0.00000000	2.19699166	694.92066354
A-5	46641JAW6	1,000.00000000	0.00000000	3.39941666	0.00000000	0.00000000	0.00000000	0.00000000	3.39941666	1,000.00000000
A-SB	46641JAX4	450.53278073	16.79351440	1.33879572	0.00000000	0.00000000	0.00000000	0.00000000	18.13231012	433.73926633
A-S	46641JBA3	1,000.00000000	0.00000000	3.69883332	0.00000000	0.00000000	0.00000000	0.00000000	3.69883332	1,000.00000000
B	46641JBB1	1,000.00000000	0.00000000	4.13029729	0.00000000	0.00000000	0.00000000	0.00000000	4.13029729	1,000.00000000
C	46641JBC9	1,000.00000000	0.00000000	4.13029725	0.00000000	0.00000000	0.00000000	0.00000000	4.13029725	1,000.00000000
D	46641JAE6	1,000.00000000	0.00000000	4.13029720	0.00000000	0.00000000	0.00000000	0.00000000	4.13029720	1,000.00000000
E	46641JAG1	1,000.00000000	0.00000000	3.71363043	0.00000000	0.00000000	0.00000000	0.00000000	3.71363043	1,000.00000000
F	46641JAJ5	1,000.00000000	0.00000000	2.00090643	1.08659398	1.55740351	0.00000000	0.00000000	2.00090643	1,000.00000000
NR	46641JAL0	237.88348560	0.00000000	0.00000000	0.73446522	7.99064262	0.00000000	0.00000000	0.00000000	237.88348560
Z	46641JAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46641JAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641JAY2	653.51773856	0.00000000	0.51270174	0.00000000	0.00000000	0.00000000	0.00000000	0.51270174	651.95826902
X-C	46641JAC0	579.52249884	0.00000000	0.43159854	0.00000000	0.00000000	0.00000000	0.00000000	0.43159854	579.52249884

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	08/01/21 - 08/30/21	30	0.00	192,236.77	0.00	192,236.77	0.00	0.00	0.00	192,236.77	0.00
A-4A2	08/01/21 - 08/30/21	30	0.00	192,236.77	0.00	192,236.77	0.00	0.00	0.00	192,236.77	0.00
A-5	08/01/21 - 08/30/21	30	0.00	907,742.83	0.00	907,742.83	0.00	0.00	0.00	907,742.83	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	90,181.28	0.00	90,181.28	0.00	0.00	0.00	90,181.28	0.00
A-S	08/01/21 - 08/30/21	30	0.00	203,665.16	0.00	203,665.16	0.00	0.00	0.00	203,665.16	0.00
B	08/01/21 - 08/30/21	30	0.00	286,750.02	0.00	286,750.02	0.00	0.00	0.00	286,750.02	0.00
C	08/01/21 - 08/30/21	30	0.00	153,262.94	0.00	153,262.94	0.00	0.00	0.00	153,262.94	0.00
D	08/01/21 - 08/30/21	30	0.00	232,366.39	0.00	232,366.39	0.00	0.00	0.00	232,366.39	0.00
E	08/01/21 - 08/30/21	30	0.00	71,123.45	0.00	71,123.45	0.00	0.00	0.00	71,123.45	0.00
F	08/01/21 - 08/30/21	30	5,635.59	36,957.38	0.00	36,957.38	13,006.53	0.00	0.00	23,950.85	18,642.12
NR	08/01/21 - 08/30/21	30	277,939.77	28,132.87	0.00	28,132.87	28,132.87	0.00	0.00	0.00	306,072.64
X-A	08/01/21 - 08/30/21	30	0.00	371,904.61	0.00	371,904.61	0.00	0.00	0.00	371,904.61	0.00
X-C	08/01/21 - 08/30/21	30	0.00	29,964.11	0.00	29,964.11	0.00	0.00	0.00	29,964.11	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			283,575.36	2,796,524.58	0.00	2,796,524.58	41,139.40	0.00	0.00	2,755,385.18	324,714.76

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	0.00	203,665.16	0.00	0.00	203,665.16	55,062,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641JBB1	4.956357%	69,426,000.00	69,426,000.00	0.00	286,750.02	0.00	0.00	286,750.02	69,426,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641JBC9	4.956357%	37,107,000.00	37,107,000.00	0.00	153,262.94	0.00	0.00	153,262.94	37,107,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,595,000.03	161,595,000.00	0.00	643,678.12	0.00	0.00	643,678.12	161,595,000.00

Exchangeable Certificate Details
EC	46641JBD7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	3,886,596.31
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,807,743.81	Master Servicing Fee	6,963.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,740.28
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.52
ARD Interest	0.00	Senior Trust Advisor Fee	1,224.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,807,743.81	Total Fees	11,219.23

Principal		Expenses/Reimbursements
Scheduled Principal	1,131,211.13	Reimbursement for Interest on Advances	329.89
Unscheduled Principal Collections		ASER Amount	23,966.81
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,173.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	668.82
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,131,211.13	Total Expenses/Reimbursements	41,139.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,755,385.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,131,211.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,886,596.31
Total Funds Collected	3,938,954.94	Total Funds Distributed	3,938,954.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	677,075,865.43	677,075,865.43	Beginning Certificate Balance	677,075,865.43
(-) Scheduled Principal Collections	1,131,211.13	1,131,211.13	(-) Principal Distributions	1,131,211.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	675,944,654.30	675,944,654.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	677,785,896.45	677,785,896.45	Ending Certificate Balance	675,944,654.30
Ending Actual Collateral Balance	676,371,873.83	676,371,873.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.96
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP
$9,999,999 or Less	14	81,317,257.73	12.03%	28	5.2261	1.266993	1.35 or Less	17	403,032,213.47	59.63%	31	4.7928	0.805341
$10,000,000 to $19,999,999	9	133,373,882.88	19.73%	37	5.0326	1.550213	1.36 to 1.45	2	17,472,707.75	2.58%	28	5.4114	1.380000
$20,000,000 to $24,999,999	1	21,124,965.50	3.13%	28	5.1340	1.490000	1.46 to 1.55	2	38,619,411.61	5.71%	28	4.9782	1.517180
$25,000,000 to $49,999,999	2	85,978,378.28	12.72%	26	4.4060	0.945300	1.56 to 1.65	1	6,484,605.55	0.96%	28	5.4500	1.590000
$50,000,000 to 99,999,999	3	211,305,802.89	31.26%	28	4.7740	0.637924	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	1	100,000,000.00	14.79%	29	4.4200	2.230000	1.81 to 2.00	3	26,869,628.68	3.98%	29	5.0680	1.982902
Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357	2.01 to 2.25	5	140,621,720.22	20.80%	29	4.5816	2.200664
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP
							Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP
Alabama	1	3,576,678.98	0.53%	28	5.4371	1.240000
							Industrial	2	18,473,473.28	2.73%	28	4.9980	1.972897
California	5	101,016,953.79	14.94%	29	4.8500	0.158991
							Lodging	3	89,771,443.64	13.28%	29	4.8396	(0.194902)
Florida	5	170,006,477.26	25.15%	29	4.6362	1.835961
							Mixed Use	1	2,882,929.37	0.43%	28	5.0800	1.320000
Illinois	2	5,323,861.65	0.79%	28	5.5546	1.215403
							Multi-Family	4	23,908,150.70	3.54%	29	5.0920	1.907716
Indiana	5	10,469,754.81	1.55%	29	5.1597	1.575531
							Office	5	66,536,509.39	9.84%	28	5.0538	1.325783
Iowa	2	90,685,432.70	13.42%	28	4.4107	1.205898
							Retail	30	426,962,394.32	63.17%	31	4.7092	1.438463
Maryland	1	2,882,929.37	0.43%	28	5.0800	1.320000
							Self Storage	4	4,565,386.60	0.68%	28	5.2900	2.100000
Massachusetts	1	4,126,937.29	0.61%	28	5.4371	1.240000
							Totals	56	675,944,654.30	100.00%	30	4.8157	1.239357
Michigan	1	13,139,680.97	1.94%	29	5.1200	2.090000

Minnesota	1	19,278,868.71	2.85%	88	5.5000	1.250000

Nevada	1	42,473,030.88	6.28%	22	3.9635	0.920000

New Jersey	1	10,608,873.51	1.57%	28	5.2700	1.380000

New York	3	38,636,112.18	5.72%	28	4.9252	1.253677

North Carolina	2	22,558,208.41	3.34%	27	4.9060	0.935533

Ohio	2	12,549,263.64	1.86%	28	5.3823	1.005246

Oklahoma	1	10,927,784.92	1.62%	29	4.9280	2.130000

Pennsylvania	2	10,794,312.78	1.60%	28	5.1674	0.938240

South Carolina	10	32,969,643.43	4.88%	28	5.4371	1.240000

Texas	1	3,394,025.30	0.50%	28	5.6300	1.380000

Washington	1	21,124,965.50	3.13%	28	5.1340	1.490000

Wisconsin	1	6,556,491.22	0.97%	28	5.1080	1.310000

Totals	56	675,944,654.30	100.00%	30	4.8157	1.239357

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP
	4.40000% or Less	2	128,296,067.75	18.98%	26	4.2328	1.107305	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	100,000,000.00	14.79%	29	4.4200	2.230000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	103,608,638.07	15.33%	29	4.7836	0.206336	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	102,389,749.82	15.15%	29	4.8837	1.292412	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	9	78,679,139.25	11.64%	28	5.1124	1.380614	49 months or greater	30	633,100,287.28	93.66%	30	4.7927	1.232561
	5.20001% to 5.40000%	5	32,490,734.07	4.81%	28	5.2904	1.268416	Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357
	5.40001% to 5.60000%	4	80,772,124.08	11.95%	42	5.4569	1.265965
	5.60001% or Greater	1	6,863,834.24	1.02%	28	5.6300	1.380000
	Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP
	60 months or Less	29	613,821,418.57	90.81%	28	4.7705	1.232014	Interest Only	1	100,000,000.00	14.79%	29	4.4200	2.230000
60 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	29	533,100,287.28	78.87%	30	4.8626	1.045460
85 months to 120 months		1	19,278,868.71	2.85%	88	5.5000	1.250000	300 Months to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357	Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	42,844,367.02	6.34%	29	5.1559	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	6,863,834.24	1.02%	28	5.6300	1.380000	61-120 months	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	28	616,654,991.72	91.23%	30	4.7809	1.230494	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	1	9,581,461.32	1.42%	28	4.9491	1.260000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	675,944,654.30	100.00%	30	4.8157	1.239357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30306419	RT	Miami	FL	Actual/360	4.42025%	380,611.11	0.00	0.00	N/A	02/06/24	--	100,000,000.00	100,000,000.00	09/06/21
2	30306420	RT	West Des Moines	IA	Actual/360	4.36625%	323,320.81	175,433.75	0.00	N/A	01/01/24	--	85,998,470.62	85,823,036.87	09/01/21
3	30306422	LO	Anaheim	CA	Actual/360	4.78725%	306,021.02	113,082.86	0.00	02/01/24	02/01/29	--	74,238,407.09	74,125,324.23	09/01/21
4	30306418	RT	Various	Various	Actual/360	5.43725%	240,803.75	74,951.61	0.00	N/A	01/01/24	--	51,432,393.40	51,357,441.79	09/01/21
5	30305549	RT	Las Vegas	NV	Actual/360	3.96325%	145,442.73	141,131.11	0.00	N/A	07/01/23	--	42,614,161.99	42,473,030.88	09/01/21
6	30306423	RT	Wesley Chapel	FL	Actual/360	4.83825%	181,586.88	81,895.47	0.00	N/A	02/06/24	--	43,587,242.87	43,505,347.40	09/06/21
9	30306426	OF	Tacoma	WA	Actual/360	5.13425%	93,560.59	38,066.78	0.00	N/A	01/06/24	--	21,163,032.28	21,124,965.50	09/06/21
11	30306427	OF	Raleigh	NC	Actual/360	4.82725%	81,703.78	34,760.99	0.00	N/A	12/05/23	--	19,658,258.44	19,623,497.45	09/05/21
12	30306428	RT	Miller Place	NY	Actual/360	4.79025%	72,368.86	50,701.54	0.00	N/A	01/05/24	--	17,545,147.65	17,494,446.11	09/05/21
13	30306429	RT	Miami	FL	Actual/360	4.99025%	80,711.88	31,892.35	0.00	N/A	02/06/24	--	18,783,551.08	18,751,658.73	09/06/21
14	30306430	RT	Roseville	MN	Actual/360	5.50025%	91,438.51	27,797.18	0.00	N/A	01/01/29	--	19,306,665.89	19,278,868.71	09/01/21
18	30306434	OF	Southfield	MI	Actual/360	5.12025%	58,035.41	23,591.50	0.00	N/A	02/06/24	--	13,163,272.47	13,139,680.97	09/06/21
19	30306435	RT	Geneva	NY	Actual/360	5.11025%	50,959.60	20,790.90	0.00	N/A	02/05/24	--	11,580,995.65	11,560,204.75	03/05/21
20	30306436	IN	Brea	CA	Actual/360	4.75325%	49,139.80	16,092.49	0.00	01/01/24	09/01/25	--	12,004,960.22	11,988,867.73	09/01/21
21	30306437	MF	Tulsa	OK	Actual/360	4.92825%	46,446.69	17,444.90	0.00	N/A	02/06/24	--	10,945,229.82	10,927,784.92	09/06/21
22	30306438	RT	Waretown	NJ	Actual/360	5.27025%	48,216.19	15,983.21	0.00	N/A	01/05/24	--	10,624,856.72	10,608,873.51	07/05/21
23	30306439	LO	Plainview	NY	Actual/360	4.94925%	40,944.41	25,938.03	0.00	N/A	01/05/24	--	9,607,399.35	9,581,461.32	09/05/21
24	30306440	MF	Greensboro	NC	Actual/360	5.14625%	42,539.69	22,067.86	0.00	N/A	02/06/24	--	9,599,870.57	9,577,802.71	09/06/21
25	30306441	OF	Coraopolis	PA	Actual/360	5.07525%	39,390.39	16,375.32	0.00	N/A	01/01/24	--	9,013,532.76	8,997,157.44	09/01/21
27	30306443	MF	Daytona Beach	FL	Actual/360	4.96025%	38,596.04	14,841.93	0.00	N/A	02/06/24	--	9,036,534.39	9,021,692.46	09/06/21
28	30306444	OF	Englewood	CO	Actual/360	5.08025%	37,336.03	15,400.56	0.00	N/A	02/01/24	--	8,535,033.13	8,519,632.57	09/01/21
30	30306446	IN	Maumee	OH	Actual/360	5.45025%	30,542.41	23,396.34	0.00	N/A	01/06/24	--	6,508,001.89	6,484,605.55	09/06/21
31	30306447	RT	Various	Various	Actual/360	5.63025%	33,363.23	17,941.47	0.00	N/A	01/06/24	--	6,881,775.71	6,863,834.24	06/06/20
33	30306449	RT	Madera	CA	Actual/360	5.23325%	30,627.44	11,948.99	0.00	N/A	02/06/24	--	6,796,740.87	6,784,791.88	09/06/21
34	30306450	RT	Brookfield	WI	Actual/360	5.10825%	28,891.29	11,866.82	0.00	N/A	01/06/24	--	6,568,358.04	6,556,491.22	09/06/21
35	30306451	LO	Athens	OH	Actual/360	5.31025%	27,806.09	16,499.18	0.00	N/A	01/05/24	--	6,081,157.27	6,064,658.09	09/05/21
36	30306452	RT	South Bend	IN	Actual/360	5.05925%	25,768.22	10,711.02	0.00	N/A	02/06/24	--	5,915,079.23	5,904,368.21	09/06/21
38	30306454	MF	Des Moines	IA	Actual/360	5.20025%	21,811.52	8,664.13	0.00	N/A	01/01/24	--	4,871,059.96	4,862,395.83	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	30306456	MU	Tacoma	WA	Actual/360	5.30025%	21,957.04	7,196.45	0.00	N/A	01/06/24	--	4,811,037.14	4,803,840.69	09/06/21
41	30306457	SS	Columbus	IN	Actual/360	5.29025%	20,833.09	8,010.47	0.00	N/A	01/05/24	--	4,573,397.07	4,565,386.60	09/05/21
42	30306458	MF	Santa Barbara	CA	Actual/360	5.40025%	20,807.42	7,690.27	0.00	N/A	01/06/24	--	4,474,714.26	4,467,023.99	09/06/21
43	30306459	OF	Mokena	IL	Actual/360	5.52025%	17,433.03	16,328.82	0.00	N/A	01/05/24	--	3,667,536.85	3,651,208.03	09/05/21
46	30306462	IN	College Park	MD	Actual/360	5.23625%	17,297.45	6,272.20	0.00	N/A	01/06/24	--	3,836,395.27	3,830,123.07	09/06/21
47	30306463	RT	Atascadero	CA	Actual/360	5.04025%	15,966.26	6,683.03	0.00	N/A	02/06/24	--	3,678,861.30	3,672,178.27	09/06/21
49	30306465	LO	Georgetown	TX	Actual/360	5.72225%	16,890.37	8,833.66	0.00	N/A	01/06/24	--	3,427,930.91	3,419,097.25	09/06/21
50	30306466	MF	Fresno	CA	Actual/360	5.06325%	15,940.63	5,685.28	0.00	N/A	02/06/24	--	3,656,631.24	3,650,945.96	09/06/21
51	30306467	MU	Baltimore	MD	Actual/360	5.08025%	12,634.15	5,242.66	0.00	N/A	01/06/24	--	2,888,172.03	2,882,929.37	09/06/21
Totals							2,807,743.81	1,131,211.13	0.00				677,075,865.43	675,944,654.30
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,697,440.40	4,185,046.96	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,562,068.61	16,686,486.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(1,172,650.21)	(2,351,216.48)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,900,537.64	1,290,927.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	7,967.68	0.00
5	12,658,170.28	10,134,923.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,290,229.38	5,841,297.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,527,224.65	2,592,265.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,524,486.00	1,429,830.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,551,525.53	2,423,776.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,303,044.96	695,842.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,655,763.52	1,982,137.07	12/01/20	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,253,875.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	916,540.00	0.00	--	--	06/11/21	5,451,991.67	120,465.34	47,686.96	309,740.35	62,469.44	0.00
20	1,814,562.80	1,797,138.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,647,790.18	1,717,491.97	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,153,349.24	273,830.00	01/01/21	03/31/21	--	0.00	0.00	64,110.65	128,307.24	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	876,493.87	733,870.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,157,191.72	1,103,563.35	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	01/11/21	0.00	8,552.71	51,247.22	760,572.94	124,558.13	0.00
33	585,495.00	506,639.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	608,940.86	693,273.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	297,202.94	268,401.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	523,897.52	516,121.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	622,158.95	494,964.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	750,132.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	785,131.81	694,642.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	905,106.00	130,828.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	535,783.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	523,496.99	352,833.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	86,454,991.13	54,194,917.51				5,451,991.67	129,018.05	163,044.83	1,198,620.53	194,995.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	10,608,873.51	0	0.00	2	18,424,038.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815695%	4.795954%	30
08/17/21	2	53,239,018.71	0	0.00	2	18,462,771.36	0	0.00	1	6,881,775.71	0	0.00	0	0.00	0	0.00	4.815717%	4.795974%	31
07/16/21	1	10,640,767.72	0	0.00	2	18,501,326.09	0	0.00	1	6,899,630.62	1	9,633,218.43	0	0.00	1	17,531,986.42	4.815738%	4.795994%	32
06/17/21	1	10,658,160.03	0	0.00	4	71,102,464.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.819701%	4.799375%	33
05/17/21	1	10,673,920.59	0	0.00	4	71,305,910.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.819720%	4.799392%	34
04/16/21	1	10,691,167.94	1	43,183,315.60	3	28,334,178.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.819751%	4.799421%	35
03/17/21	2	54,028,810.13	0	0.00	3	28,397,341.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.819769%	4.799437%	36
02/18/21	1	10,727,009.96	0	0.00	3	28,472,780.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.818034%	4.797784%	36
01/15/21	1	10,742,459.48	0	0.00	4	72,147,617.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.813793%	4.793702%	37
12/17/20	1	10,757,839.21	1	11,752,219.29	3	60,594,895.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.813812%	4.793720%	38
11/18/20	2	22,548,552.51	0	0.00	3	60,781,058.83	0	0.00	0	0.00	0	0.00	0	0.00	1	807,977.33	4.813843%	4.793749%	39
10/19/20	0	0.00	2	55,821,165.20	3	46,931,686.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.829500%	4.809692%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	30306435	03/05/21	5	6	47,686.96	309,740.35	70,269.94	11,686,854.60	12/14/20	98
22	30306438	07/05/21	1	1	64,110.65	128,307.24	0.00	10,640,767.72
31	30306447	06/06/20	14	6	51,247.22	760,572.94	310,078.57	7,132,509.71	09/15/20	7
Totals					163,044.83	1,198,620.53	380,348.51	29,460,132.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		42,473,031	42,473,031	0		0
25 - 36 Months		528,078,563	499,045,650	29,032,913		0
37 - 48 Months		11,988,868	11,988,868	0		0
49 - 60 Months		0	0	0		0
> 60 Months		93,404,193	93,404,193	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	675,944,654	646,911,742	10,608,874	0	18,424,039	0
Aug-21	677,075,865	605,374,075	53,239,019	0	11,580,996	6,881,776
Jul-21	678,202,371	649,060,277	10,640,768	0	11,601,695	6,899,631
Jun-21	696,934,799	615,174,174	10,658,160	0	71,102,464	0
May-21	698,076,981	616,097,150	10,673,921	0	71,305,910	0
Apr-21	699,295,761	617,087,098	10,691,168	43,183,316	28,334,179	0
Mar-21	700,428,111	618,001,959	54,028,810	0	28,397,342	0
Feb-21	709,640,812	670,441,021	10,727,010	0	28,472,781	0
Jan-21	726,429,038	643,538,961	10,742,459	0	72,147,617	0
Dec-20	727,568,259	644,463,305	10,757,839	11,752,219	60,594,895	0
Nov-20	728,786,902	645,457,290	22,548,553	0	60,781,059	0
Oct-20	759,916,315	657,163,463	0	55,821,165	46,931,686	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30305549	42,473,030.88	42,473,030.88	95,000,000.00	02/02/21	9,513,532.92	0.92000	06/30/21	07/01/23	201
19	30306435	11,560,204.75	11,686,854.60	6,790,000.00	02/23/21	916,540.00	0.80000	09/30/20	02/05/24	268
31	30306447	6,863,834.24	7,132,509.71	11,795,000.00	--	937,432.00	1.38000	--	01/06/24	207
Totals		60,897,069.87	61,292,395.19	113,585,000.00		11,367,504.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30305549	RT	NV	10/01/20	1

9/13/2021: Loan transferred to MLS Special Servicing 10-1-2020 due to Monetary Default. Related Loans: A-1 030305542, A-2 030305549. B Cash trap has been sprung and all rents are being swept into the lockbox. Borrower has requested forbearance, To date, c ash trap has provided enough to bring loan current and fund a portion of operating expenses, with borrower funding shortfalls. BOV and Appraisal have been received. Property faces substantial near-term rollover.

Borrower has submitted revised modification

request. Discussions to arrive at a sustainable resolution are ongoing, while pursuing parallel path to install receiver. Vetting of receivers underway; petition for consensual receivership draft underway.

19	30306435	RT	NY	12/14/20	98

9/13/2021 - Loan transferred to LNR on December 18, 2020 due to Monetary Default after the Borrower failed to make the October 5, 2020 payment. The Borrower claimed that they are unable to continue making the payments due to the

Property''s third largest tenant, Gordman’s (11% NRA, LXP 2/23), vacating in October 2020 after filing Chapter 11 BK. Moreover, the Borrower indicated that there have been additional challenges with collecting rents and leasing up vacant space at the Property given the declining s ubmarket amidst the COVID-19 pandemic. Collateral consists of a 189K SF grocery-anchored retail center located in Geneva, NY. The Property’s site is improved with one 186,139 sq. ft. building, a

4,190 sq. ft. pad leased to McDonald’s, and two additional o utparcels. As of 1/21, the Property was 60% occupied with 9/30/20 annualized NOI/DSCR of $687K / 0.80x.

31	30306447	RT	Various	09/15/20	7

9/13/2021 - Loan transferred to Special Servicing on 9/15/2020 for Delinquent Payments. Collateral consists of 3, single-tenant, retail properties: (1) a 61,740 SF former Hobby Lobby (vacated 5/2020) located in N. Richland Hills, TX (suburban

Dallas / Ft. Worth, TX), (2) an 8,000 SF Buca di Beppo restaurant located in Orland Park, IL (suburban Chicago, IL), and (3) a 19,096 SF Tractor Supply Company located in Richland Township, PA. Properties are cross-collateralized and cross-

defaulted w/ no release pro visions. Borrower attributes delinquent payments to Hobby Lobby vacating at their 5/2020 lease expiration and Buca di Beppo not paying scheduled rents due to COVID-19. Assuming Hobby Lobby''s space remains dark and Buca di Beppo continues to occupy its lo cation, Lender''s pro-forma concludes an NOI/DSCR (P&I)/Occupancy of $479k/0.78/31%. If Buca di Beppo were to vacate prior to its 9/2025 LXP, NOI/DSCR (P&I)/Occupancy is expected to drop to $211k/0.34x/21%. Loan remains due for the 7/6/2020 payment. PNL w as executed 9/28/2020 and NOD was sent 10/13/2020. Loan is currently cash managed and all Property cash flow is controlled by Lender. Local counsel and ROC counsel were retained. Lender will dual track legal remedies and evaluate potential workout strateg ies while it continues discussions with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30306439	0.00	4.94913%	0.00	4.94913%	8	05/12/21	05/05/21	06/29/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date		Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30306425 11/18/20	30,000,000.00	55,000,000.00	1,913,070.55	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	0.00	29,192,022.67	97.30%
	Current Period Totals	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
	Cumulative Totals	30,000,000.00	55,000,000.00	1,913,070.55	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	0.00	29,192,022.67

*	Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
8	30306425	11/18/20	0.00	0.00	29,192,022.67	0.00	0.00	29,192,022.67	0.00	(786.50)	29,191,236.17
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	29,192,022.67	0.00	0.00	29,192,022.67	0.00	(786.50)	29,191,236.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	9,173.88	0.00	0.00	0.00	0.00	0.00	306.01	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	23,966.81	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	668.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	23.88	0.00	0.00	0.00
Total	0.00	0.00	16,173.88	0.00	668.82	23,966.81	0.00	0.00	329.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,139.40

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28